Barnes & Noble Education, Inc. Transactions	12 Months Ended
Apr. 28, 2018
Barnes & Noble Education, Inc. Transactions
17.	Barnes & Noble Education, Inc. Transactions

Direct Costs Incurred Related to On-going Agreements with Barnes & Noble Education, Inc. (Subsequent to the Spin-Off)

In connection with the separation of B&N Education, the Company entered into a Separation and Distribution Agreement with B&N Education on July 14, 2015 and several other ancillary agreements on August 2, 2015. These agreements govern the relationship between the parties after the separation and allocate between the parties various assets, liabilities, rights and obligations following the separation, including inventory purchases, employee benefits, intellectual property, information technology, insurance and tax-related assets and liabilities. The agreements also describe the Company’s future commitments to provide B&N Education with certain transition services following the Spin-Off. These agreements include the following:

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a Separation and Distribution Agreement that sets forth the Company’s and B&N Education’s agreements regarding the principal actions that both parties took in connection with the Spin-Off and aspects of this relationship following the Spin-Off. The term of the agreement is perpetual after the Distribution date;

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a Transition Services Agreement, pursuant to which the Company agreed to provide B&N Education with specified services for a limited time to help ensure an orderly transition following the Spin-Off. The Transition Services Agreement specifies the calculation of B&N Education costs for these services. The agreement will expire and services under it will cease no later than two years following the Spin-Off date or sooner in the event B&N Education no longer requires such services;

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a Tax Matters Agreement governs the respective rights, responsibilities and obligations of the Company and B&N Education after the Spin-Off with respect to all tax matters (including tax liabilities, tax attributes, tax returns and tax contests). The agreement will expire after two years following the Spin-Off date;

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an Employee Matters Agreement with B&N Education, addressing employment, compensation and benefits matters, including the allocation and treatment of assets and liabilities arising out of employee compensation and benefits programs, in which B&N Education employees participated prior to the Spin-Off. The agreement will expire and services under it will cease when B&N Education no longer requires such services; and

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a Trademark License Agreement, pursuant to which the Company grants B&N Education an exclusive license in certain licensed trademarks and a non-exclusive license in other licensed trademarks. The term of the agreement is perpetual after the Spin-Off date.

Summary of Transactions with Barnes & Noble Education, Inc.

During the 52 weeks ended April 28, 2018, the Company charged B&N Education $25,930 for purchases of inventory and direct costs incurred under the agreements discussed above.

As of April 28, 2018, amounts due from B&N Education for book purchases and direct costs incurred under the agreements discussed above were $7,849.